UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

W.P. Stewart & Co. Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Name of Issuer
and Title of Issue	Shares	Value

COMMON STOCKS - 99.2%
Aerospace/Defense Equipment - 4.1%
United Technologies Corp.	11,700	$861,237

Commercial Services - 12.6%
Mastercard, Inc. - Class A	6,500	1,651,000
Visa, Inc. - Class A	11,150	1,014,985
		2,665,985

Consumer Products - 6.1%
Procter & Gamble Co.	20,400	1,290,708

Drugs & Health Care - 10.6%
Becton Dickinson and Co.	19,900	1,566,727
Myriad Genetics, Inc. (a)	28,000	673,400
		2,240,127

Electronics - 5.5%
Amphenol Corp. - Class A	27,600	1,164,444

Finance & Banking - 8.2%
Charles Schwab Corp.	52,400	979,356
IntercontinentalExchange, Inc. (a)	6,800	762,824
		1,742,180

Food & Beverages - 6.0%
PepsiCo, Inc.	19,400	1,283,504

Industry Gases - 6.1%
Praxair, Inc.	15,600	1,294,800

Internet - 14.4%
ANSYS, Inc. (a)	17,700	763,578
Google, Inc. - Class A (a)	1,850	1,048,969
McAfee, Inc. (a)	30,700	1,231,991
		3,044,538

Restaurants - 7.4%
Chipotle Mexican Grill, Inc. (a)	4,600	518,282
Yum! Brands, Inc.	27,100	1,038,743
		1,557,025

W.P. Stewart & Co. Growth Fund
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Name of Issuer
and Title of Issue	Shares	Value

COMMON STOCKS - (Continued)

Retail - 14.2%
Polo Ralph Lauren Corp.	12,000	$1,020,480
Staples, Inc.	40,800	954,312
Target Corp.	19,500	1,025,700
		3,000,492

Wireless Communications - 4.0%
QUALCOMM, Inc.	20,200	848,198

TOTAL COMMON STOCKS - (Cost $17,829,867)		20,993,237

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.9%
UMB Money Market Fiduciary, 0.03%†	190,348	190,348

TOTAL SHORT-TERM INVESTMENTS - (Cost $190,348)		190,348

Total Investments - (Cost $18,020,215) - 100.1%		21,183,585
Liabilities in Excess of Other Assets - (0.1%)		(23,421)
Net Assets - 100.0%		$21,160,164

(a) No dividends paid on security.
† The rate quoted is the annualized seven-day yield as of the Fund's period end.

See accompanying notes to the Schedule of Investments.

W.P. Stewart & Co. Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – (Unaudited)
March 31, 2010

Note 1 – Organization
W.P. Stewart & Co. Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to earn capital gains for shareholders.

The Fund is the accounting and performance successor to the W.P. Stewart & Co. Growth Fund, Inc. (the “Predecessor Fund”).  The Fund commenced operations on December 1, 2009, having acquired the assets and liabilities of the Predecessor Fund at the close of business on November 30, 2009.  The Predecessor Fund commenced investment operations on February 28, 1994.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Taxes
At March 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,171,281

Gross unrealized appreciation	3,174,788
Gross unrealized depreciation	(162,484)

Net unrealized appreciation	$3,012,304

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

W.P. Stewart & Co. Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – (Unaudited)
March 31, 2010
Continued

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$20,993,237	$-	$-	$20,993,237
Short-Term Investments	190,348	-	__-	190,348
Total Investments in Securities	21,183,585	-	-	21,183,585
Other Financial Instruments	-	-	-	-
Totals	$21,183,585	$-	$-	$21,183,585

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 5 – Derivatives and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	May 27, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	May 27, 2010

* Print the name and title of each signing officer under his or her signature.

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